Segment information - Geographical information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total net revenue from continued and discontinued operations	€ 313,165	€ 783,528	€ 505,280
Net revenue - discontinued operations	(37,516)	(543,804)	(264,031)
Total net revenues from continuing operations	€ 275,649	239,724	€ 241,249
Gilead [member]
Disclosure of operating segments [line items]
Percentage of total net revenues from continuing operations	87.00%		99.90%
Alfasigma [member]
Disclosure of operating segments [line items]
Percentage of total net revenues from continuing operations	13.00%
United States of America
Disclosure of operating segments [line items]
Total net revenue from continued and discontinued operations	€ 266,588	665,174	€ 414,129
Net revenue - discontinued operations	(25,802)	(425,466)	(172,980)
Total net revenues from continuing operations	240,786	239,708	241,149
Europe
Disclosure of operating segments [line items]
Total net revenue from continued and discontinued operations	46,577	118,354	91,151
Net revenue - discontinued operations	(11,714)	(118,338)	(91,051)
Total net revenues from continuing operations	€ 34,863	€ 16	€ 100